Subsequent Events (Details) - $ / shares		3 Months Ended
	Feb. 07, 2019	Dec. 31, 2018	Sep. 30, 2018	Mar. 31, 2018
Subsequent Event [Line Items]
Common Stock, Dividends, Per Share, Declared		$ 0.85	$ 0.85	$ 0.0645
Subsequent Events
Subsequent Event [Line Items]
Common Stock, Dividends, Per Share, Declared	$ 0.085